Subsequent Events - Investor Rights Agreement (Details) - Investor Rights Agreement - Subsequent events	Feb. 13, 2024 $ / shares
Commitments and Contingencies
Number of days considered for lock-up period	365 days
Share Price	$ 12.00
Number of trading days considered for closing price	20 days
Threshold trading period considered for closing price	30 days
Minimum number of days after the closing date considered for trading period	150 days
Threshold period to file registration statement after the closing date	45 days